Related Party Transactions - Schedule of Related Party Balances with Major Related Parties (Parenthetical) (Details) ¥ in Thousands, $ in Thousands	1 Months Ended	12 Months Ended
	Jan. 31, 2018 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Related Party Transaction [Line Items]
Amounts due to related parties		¥ 3,521,646	$ 510,591	¥ 2,634,089
Baidu
Related Party Transaction [Line Items]
Amounts due to related parties		¥ 1,877,298	272,183	1,402,493
Proceeds from loans from related parties	¥ 650,000
Payment year and month of debt instrument with related parties		2023-03
Baidu | Loans
Related Party Transaction [Line Items]
Amounts due to related parties		¥ 700,000	$ 101,490	¥ 50,000